Loss per share - Basic loss per share and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income			¥ (124,615)	$ (19,553)	¥ 75,427	¥ 166,606
Accretion of convertible redeemable preferred shares			(4,729,719)	(742,196)	(3,206,324)	(406,828)
Deemed dividend to preferred shareholders	¥ (24,229)	$ (3,512)	(104,036)	(16,326)		(24,229)
Net loss attributable to ordinary shareholders of Smart Share Global Limited			¥ (4,958,370)	$ (778,075)	¥ (3,130,897)	¥ (264,451)
Denominator:
Weighted average number of ordinary shares outstanding - basic			406,567,584	406,567,584	54,506,733	34,728,028
Weighted average number of ordinary shares outstanding - diluted			406,567,584	406,567,584	54,506,733	34,728,028
Net loss per share - basic | (per share)			¥ (12.20)	$ (1.91)	¥ (57.44)	¥ (7.61)
Net loss per share - diluted | (per share)			¥ (12.20)	$ (1.91)	¥ (57.44)	¥ (7.61)